UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21603

SPECIAL VALUE OPPORTUNITIES FUND, LLC
(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Address of Principal Executive Offices) (Zip Code)

JEEVAN B. GORE, SECRETARY
SPECIAL VALUE OPPORTUNITIES FUND, LLC
2951 28TH STREET, SUITE 1000
SANTA MONICA, CALIFORNIA 90405
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:
RICHARD T. PRINS, ESQ.
SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
FOUR TIMES SQUARE
NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31, 2006

Date of reporting period: SEPTEMBER 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited)

September 30, 2006

Showing Percentage of Total Cash and Investments of the Company

			Percent of
	Principal	Fair	Cash and
Security	Amount	Value	Investments

Debt Securities (64.20%)
Bank Debt (44.80%) (1)
Diversified/Conglomerate Manufacturing (5.70%)
Revere Industries, LLC 2nd Lien Term Loan, LIBOR + 9%, due 6/14/11
(Acquired 12/14/05, Amortized Cost $42,196,000)	$42,196,000	$42,354,235	3.08%
Vitesse Semiconductor Corp. 1st Lien Term Loan,
LIBOR + 4% Cash + 5% PIK, due 6/7/10
(Acquired 6/7/06, Amortized Cost $36,569,733)	$36,569,733	36,021,187	2.62%
Total Diversified/Conglomerate Manufacturing		78,375,422

Diversified/Conglomerate Services (4.39%)
Online Resources Corp. Sr. Sec Loan,
LIBOR + 7%, due 6/26/11
(Acquired 7/3/06, Amortized Cost $59,777,448) (2)	$59,777,448	60,375,223	4.39%

Electronics (6.51%)
Isola USA Corp. Senior Notes, LIBOR + 8%, due 4/21/10
(Acquired 4/21/06, Amortized Cost $87,908,012)	$87,908,012	89,666,172	6.51%

Personal Transportation (8.45%)
Delta Airlines, Inc. DIP Term Loan C, LIBOR + 7.5%, due 3/16/08
(Acquired 9/23/05, Amortized Cost $55,417,211)	$56,261,128	57,920,831	4.21%
(Acquired 10/7/05, Amortized Cost $6,927,151)	$7,032,641	7,240,104	0.53%
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 10/15/12
(Restated and Amended 1/18/06, Amortized Cost $30,390,530)	$30,644,449	30,184,782	2.20%
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 7/15/13
(Restated and Amended 1/18/06, Amortized Cost $15,648,009)	$15,782,798	15,598,949	1.13%
Northwest Airlines, Inc. 1st Preferred Mortgage, 9.85%, due 12/15/13
(Restated and Amended 1/18/06, Amortized Cost $5,279,011)	$5,324,483	5,262,460	0.38%
Total Personal Transportation		116,207,126

Printing/Publishing (2.39%)
Weekly Reader Corp. Tranche B Term Loan,
LIBOR + 8.5% Cash + 1% PIK, due 7/22/09
(Acquired 7/22/05, Amortized Cost $31,970,782)	$31,970,782	32,929,905	2.39%

Telecommunications (12.84%)
Eicon Networks Corporation, Sr. Sec. Note, LIBOR + 8%, due 3/28/12
(Acquired 9/28/06, Amortized Cost $45,712,166) (2)	$45,712,166	45,712,166	3.32%
Enterasys Network Distribution Ltd. Sr. Sec. Note, LIBOR + 9%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $6,399,703) - (Ireland) (2)	$6,530,309	6,758,870	0.49%
Enterasys Networks, Inc. Sr. Sec. Note, LIBOR + 9%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $28,060,237) (2)	$28,632,895	29,635,046	2.16%
Gores Ent Holdings, Inc. Sr. Sec. Note, LIBOR + 9.166%, due 2/22/11
(Acquired 3/1/06, Amortized Cost $24,269,566) (2)	$27,638,279	27,638,279	2.01%
Integra Telecom, Inc. 2nd Lien Senior Secured Term Loan,
LIBOR + 7% Cash + 4% PIK, due 7/31/12
(Acquired 7/31/06, Amortized Cost $28,807,146)	$30,292,327	32,109,866	2.33%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2006

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments

Debt Securities (continued)
Telecommunications (continued)
Wild Blue Communications, Inc. 1st Lien Delayed Draw Term Loan,
LIBOR + 2.5% Cash + 7.5% PIK, due 4/9/07
(Acquired 6/6/06, Amortized Cost $33,565,297)	$33,850,620	$34,120,616	2.48%
Wild Blue Communications, Inc. 2nd Lien Delayed Draw Term Loan,
LIBOR + 5% Cash + 4.5% PIK, due 8/15/11
(Acquired 8/16/06, Amortized Cost $0)	$38,348,627	671,101	0.05%
Total Telecommunications		176,645,944

Utilities (4.52%)
Hawkeye Renewables, LLC 2nd Lien Term Loan, LIBOR + 7.25%, due 6/30/13
(Acquired 7/18/06, Cost $26,055,935)	$26,724,036	26,623,821	1.93%
La Paloma Generating Co. Residual Bank Debt
(Acquired 2/2/05, 3/18/05, and 5/6/05, Cost $6,016,600) (3)	$34,463,939	3,336,703	0.24%
Mach Gen, LLC Bank Debt
(Acquired 8/17/05, 11/9/05, 12/14/05, and 12/19/05, Cost $27,573,196) (3)	$23,908,470	32,276,434	2.35%
Total Utilities		62,236,958

Corporate Debt Securities (19.40%)
Containers, Packaging and Glass (8.21%)
Pliant Corp. Senior Secured Notes, 11.125%, due 9/1/09	$32,812,000	32,155,760	2.34%
Pliant Corp. Notes, 13%, due 7/15/10	$599,000	419,300	0.03%
Radnor Holdings Senior Secured Tranche A Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 12/1/05, Amortized Cost $64,633,585) (5)	$65,122,000	62,842,730	4.56%
Radnor Holdings Senior Secured Tranche B Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 12/1/05, Amortized Cost $1,675,340) (5)	$1,688,000	1,628,920	0.12%
Radnor Holdings Senior Secured Tranche C Notes, LIBOR + 7.25%, due 9/15/09
(Acquired 4/4/06, Amortized Cost $16,144,412) (5)	$16,527,000	15,948,555	1.16%
Total Containers, Packaging and Glass		112,995,265

Diversified/Conglomerate Manufacturing (0.29%)
International Wire Group Senior Secured Notes, 10%, due 10/15/11 (2), (5)	$3,940,000	4,004,025	0.29%

Leisure, Amusement, Motion Pictures and Entertainment (3.24%)
Bally Total Fitness Holdings, Inc. Senior Sub. Notes, 9.875%, due 10/15/07	$50,475,000	44,544,188	3.24%

Printing/Publishing (1.88%)
Phoenix Color Corp. Senior Subordinated Notes, 11%, due 2/1/09	$26,969,000	25,890,240	1.88%

Utilities (2.98%)
Calpine Generating Co. Secured Floating Rate Notes, LIBOR + 9%, due 4/1/11	$38,324,000	41,006,680	2.98%

Miscellaneous Securities (2.80%) (4)	$73,503,000	38,526,590	2.80%

Total Debt Securities (cost $853,750,743)		883,403,738

Equity Securities (18.40%)
Automobiles (4.38%)
EaglePicher Holdings Inc. Common Stock	2,561,000	60,234,720	4.38%
(Acquired 3/9/05, Amortized Cost $47,302,876) (2), (3), (5), (6)

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2006

Showing Percentage of Total Cash and Investments of the Company

			Percent of
		Fair	Cash and
Security	Shares	Value	Investments

Equity and Equity Related Securities (continued)
Containers, Packaging and Glass (0.15%)
Pliant Corporation Common Stock (3)	515	$515	0.00%
Pliant Corporation 13% Preferred Stock	4,546,000	2,054,315	0.15%
Radnor Holdings Series A Convertible Preferred Stock
(Acquired 10/27/05, Cost $16,977,271) (3), (5)	18,656,037	—	0.00%
Radnor Holdings Common Stock
(Acquired 7/31/06, Cost $141,356) (3), (5)	70	—	0.00%
Radnor Holdings Non-Voting Common Stock
(Acquired 7/31/06, Cost $1,489,840) (3), (5)	724	—	0.00%
Radnor Holdings Warrants for Common Stock
(Acquired 10/27/05, Cost $594) (3), (5)	1	—	0.00%
Radnor Holdings Warrants for Non-Voting Common Stock
(Acquired 10/27/05, Cost $594) (3), (5)	1	—	0.00%
Total Containers, Packaging and Glass		2,054,830

Diversified/Conglomerate Manufacturing (4.38%)
International Wire Group, Inc. Common Stock (2), (3), (5), (6)	637,171	11,469,078	0.83%
Lawson Software, Inc. Common Stock (3)	6,743,241	48,888,497	3.55%
Total Diversified/Conglomerate Manufacturing		60,357,575

Diversified/Conglomerate Service (3.83%)
Online Resources Corp. Series A-1 Convertible Preferred Stock	52,744,807	52,744,807	3.83%
(Acquired 7/3/06, Cost $52,744,807) (2), (3), (5), (6)

Electronics (0.23%)
TPG Hattrick Holdco, LLC Common Units
(Acquired 4/21/06, Cost $2,813,056) (3), (5)	2,296,747	3,146,543	0.23%

Leisure, Amusement, Motion Pictures and Entertainment (0.04%)
Bally Total Fitness Holdings, Inc. Restricted Common Stock
(Acquired 8/24/05, Cost $1,211,711) (3), (5), (7)	551,781	624,892	0.04%

Retailers (2.43%)
Jo-Ann Stores, Inc. Common Stock (2), (3), (6)	1,996,147	33,375,578	2.43%

Telecommunications (2.55%)
Eicon Networks Corporation, Class A Convertible Preferred Shares
(Acquired 9/28/06, Cost $7,032,638) (2), (3), (5), (6)	7,197,769	7,032,638	0.51%
Gores Ent Holdings, Inc. Series A Convertible Preferred Stock
(Acquired 3/1/06, Cost $21,590,208) (2), (3), (5), (6)	21,590.208	23,533,327	1.71%
Gores Ent Holdings, Inc. Series B Convertible Preferred Stock
(Acquired 3/1/06, Cost $2,815,947) (2), (3), (5), (6)	3,190.006	3,604,707	0.26%
Integra Telecom, Inc. Warrants to purchase various Common and Preferred Stock
(Acquired 7/31/06, Cost $907,054) (3), (5)	2,712,204	907,054	0.07%
Total Telecommunications		35,077,726

Utilities (0.41%)
Mach Gen, LLC Common Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $0) (3), (5), (8)	1,833	—	0.00%
Mach Gen, LLC Preferred Units
(Acquired 8/17/05, 11/9/05, 12/14/05 and 12/19/05, Cost $0) (3), (5), (8)	7,188	—	0.00%

Special Value Opportunities Fund, LLC
(A Delaware Limited Liability Company)

Statement of Investments (Unaudited) (Continued)

September 30, 2006

Showing Percentage of Total Cash and Investments of the Company

	Principal		Percent of
	Amount	Fair	Cash and
Security	or Shares	Value	Investments

Equity and Equity Related Securities (continued)
Utilities (continued)
THL Hawkeye Equity Investors, L.P. Interest
(Acquired 7/25/06, Cost $5,626,113) (3), (5)	5,626,113	$5,626,113	0.41%
Total Utilities		5,626,113

Total Equity Securities (cost $218,161,508)		253,242,784

Total Investments in Securities (cost $1,071,912,251)		1,136,646,522

Cash and Cash Equivalents (17.40%)
Bear Stearns Commercial Paper, 5.36%, due 10/2/06	$30,000,000	29,736,467	2.16%
Bear Stearns Commercial Paper, 5.37%, due 10/16/06	$15,000,000	14,836,663	1.08%
GECC Commercial Paper, 5.35%, due 11/1/06	$43,000,000	42,424,875	3.08%
Toyota Motor Credit Commercial Paper, 5.33%, due 10/2/06	$50,000,000	49,555,833	3.60%
UBS Finance Commercial Paper, 5.345%, due 11/3/06	$50,000,000	49,317,028	3.59%
Union Bank of California Commercial Paper, 5.25%, due 10/13/06	$50,000,000	49,730,208	3.61%
Wells Fargo Bank Overnight REPO	$426,919	426,919	0.03%
Cash Held on Account at Various Institutions	$3,447,096	3,447,096	0.25%
Total Cash and Cash Equivalents (9)		239,475,089

Total Cash and Investments in Securities		$1,376,121,611	100.00%

Notes to Statement of Investments:

(1)
Certain investments in bank debt may be considered to be subject to contractual restrictions, and such investments are bought and sold among institutional investors in transactions not subject to registration under the Securities Act of 1933. Such transactions are generally limited to commercial lenders or accredited investors and often require approval of the agent or borrower.

(2)
Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers). Changes to investments in securities of affiliated issuers and interest and dividends earned on such securities during the nine months ended September 30, 2006 were as follows:

Security	Beginning Balance	Acquisitions	Dispositions	Purchase Discount Accretion	Net Change in Unrealized Appreciation / (Depreciation)	Ending Balance	Interest and Dividends Earned

EaglePicher Holdings Inc. Common Stock	$47,302,876	$-	$-	$-	$12,931,844	$60,234,720	$-
Eicon Networks Corporation, Senior Secured Notes, LIBOR + 8%, due 3/28/12	-	45,712,166	-	-	-	45,712,166	50,950
Eicon Networks Corporation, Class A Convertible Preferred Shares	-	7,032,638	-	-	-	7,032,638	-
Enterasys Network Distribution Ltd. Senior Secured Note, LIBOR + 9%, due 2/22/11	-	6,399,703	-	-	359,167	6,758,870	549,158
Enterasys Networks, Inc. Senior Secured Note, LIBOR + 9%, due 2/22/11	-	28,060,237	-	-	1,574,809	29,635,046	2,407,848
Gores Ent Holdings, Inc. Senior Secured Note, LIBOR + 9.166%, due 2/22/11	-	24,269,566	-	-	3,368,713	27,638,279	2,351,479
Gores Ent Holdings, Inc. Series A Convertible Preferred Stock	-	21,590,208	-	-	1,943,119	23,533,327	-
Gores Ent Holdings, Inc. Series B Convertible Preferred Stock	-	2,815,947	-	-	788,760	3,604,707	-
Intentia International AB Secured Notes, LIBOR + 9%, due 9/14/09	20,907,315	-	(18,487,632)	25,930	(2,445,613)	-	814,141
Intentia International AB Series A Common	5,743,508	-	(4,159,907)	-	(1,583,601)	-	-
Intentia International AB Series B Common	41,042,460	-	(15,876,598)	-	(25,165,862)	-	-
International Wire Group Senior Secured Notes, 10%, due 10/15/11	3,816,875	-	-	-	187,150	4,004,025	295,500
International Wire Group, Inc. Common Stock	5,893,832	-	-	-	5,575,246	11,469,078	-
Jo-Ann Stores, Inc. Common Stock	-	27,029,955	-	-	6,345,623	33,375,578	-
Online Resources Corporation Senior Secured Loan, LIBOR + 7%, due 6/26/11	-	59,777,448	-	-	597,775	60,375,223	1,849,365
Online Resources Corporation Series A-1 Convertible Preferred Stock	-	52,744,807	-	-	-	52,744,807	-

(3)	Non-income producing security.

(4)	Miscellaneous Securities is comprised of certain unrestricted security positions that have not previously been publicly disclosed.

(5)	Restricted security.

(6)	Investment is not a controlling position.

(7)
Registration of this issue of restricted stock may be forced by a majority of the eligible holders of the issue by written notice to the issuer once the issuer becomes eligible to use a short form registration statement on Form S-3. On April 3, 2006, the Company owned $40,349,000 par of unrestricted Bally Total Fitness Holdings, Inc. 9.875% Senior Subordinated Notes, due 10/15/07, with a carrying value of $41,055,108.

(8)	The Mach Gen common and preferred units are nondetachable from the Mach Gen bank debt listed above, and therefore may be considered to be subject to the same contractual restrictions.

(9)	Cash and cash equivalents includes $60 million segregated for certain unfunded commitments.

Aggregate purchases and aggregate sales of investment securities, other than Government securities, totaled $597,289,321 and $159,599,426, respectively. Aggregate purchases includes securities received as payment in kind. Aggregate sales includes principal paydowns on debt securities.

The aggregate cost of securities for federal income tax purposes, excluding cash and cash equivalents, was $1,071,912,251. Net unrealized appreciation aggregated $64,734,271, of which $92,276,415 related to appreciated investment securities and $27,542,144 related to depreciated investment securities.

The total value of restricted securities as of September 30, 2006 was $869,784,859, or 63.21% of total cash and investments of the Company.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)   The Registrant's Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely manner.

(b)   Not applicable.

ITEM 3.	EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Value Opportunities Fund, LLC

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Hugh Steven Wilson
Name: Hugh Steven Wilson
Title: Chief Executive Officer
Date: November 29, 2006

By: /s/ Peyman S. Ardestani
Name: Peyman S. Ardestani
Title: Chief Financial Officer
Date: November 29, 2006